Eaton Vance
Tax-Managed Value Fund
January 31, 2026 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2026, the value of the Fund’s investment in the Portfolio was $881,466,291 and the Fund owned 78.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 2.0%
RTX Corp.	113,000	$ 22,705,090
		$ 22,705,090
Banks — 8.7%
JPMorgan Chase & Co.	130,108	$ 39,798,736
PNC Financial Services Group, Inc.	142,029	31,715,076
Wells Fargo & Co.	284,056	25,704,227
		$ 97,218,039
Biotechnology — 3.3%
AbbVie, Inc.	64,865	$ 14,465,544
Gilead Sciences, Inc.	75,441	10,708,850
Neurocrine Biosciences, Inc.(1)	85,834	11,678,574
		$ 36,852,968
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	147,373	$ 35,266,359
eBay, Inc.	81,234	7,410,165
		$ 42,676,524
Building Products — 0.6%
Carrier Global Corp.	113,000	$ 6,732,540
		$ 6,732,540
Capital Markets — 7.8%
Cboe Global Markets, Inc.	22,561	$ 5,980,019
Charles Schwab Corp.	343,267	35,672,306
Goldman Sachs Group, Inc.	22,892	21,413,406
Interactive Brokers Group, Inc., Class A	324,136	24,271,304
		$ 87,337,035
Chemicals — 1.6%
Linde PLC	38,610	$ 17,643,611
Solstice Advanced Materials, Inc.(1)	14,879	919,076
		$ 18,562,687
Communications Equipment — 1.3%
Cisco Systems, Inc.	191,540	$ 15,001,413
		$ 15,001,413
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc.(1)	114,285	$ 10,564,506
U.S. Foods Holding Corp.(1)	169,731	14,192,906
		$ 24,757,412
Containers & Packaging — 2.1%
Avery Dennison Corp.	31,014	$ 5,753,407
Ball Corp.	320,112	18,204,770
		$ 23,958,177
Electric Utilities — 2.7%
NextEra Energy, Inc.	297,770	$ 26,173,983
NRG Energy, Inc.	25,452	3,884,739
		$ 30,058,722
Energy Equipment & Services — 0.7%
SLB Ltd.	174,518	$ 8,443,181
		$ 8,443,181
Entertainment — 1.5%
Walt Disney Co.	147,913	$ 16,684,586
		$ 16,684,586
Financial Services — 1.3%
Visa, Inc., Class A	44,697	$ 14,384,835
		$ 14,384,835
Food Products — 2.2%
Hershey Co.	81,929	$ 15,955,673
Nestle SA	90,000	8,588,386
		$ 24,544,059
Ground Transportation — 1.9%
CSX Corp.	240,932	$ 9,097,592
Union Pacific Corp.	50,876	11,960,948
		$ 21,058,540
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp.(1)	95,971	$ 8,976,168
Stryker Corp.	58,093	21,468,849
		$ 30,445,017
Health Care Providers & Services — 1.2%
McKesson Corp.	5,281	$ 4,389,620
UnitedHealth Group, Inc.	32,799	9,411,017
		$ 13,800,637

Tax-Managed Value Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 1.3%
DR Horton, Inc.	99,360	$ 14,788,742
		$ 14,788,742
Industrial Conglomerates — 3.1%
3M Co.	140,271	$ 21,483,906
Honeywell International, Inc.	59,519	13,541,763
		$ 35,025,669
Insurance — 3.8%
Arch Capital Group Ltd.(1)	183,981	$ 17,669,535
Reinsurance Group of America, Inc., Class A	33,595	6,811,386
Travelers Cos., Inc.	64,030	18,217,176
		$ 42,698,097
Interactive Media & Services — 5.5%
Alphabet, Inc., Class A	135,239	$ 45,710,782
Meta Platforms, Inc., Class A	22,621	16,207,946
		$ 61,918,728
Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.	40,011	$ 23,150,765
		$ 23,150,765
Machinery — 7.6%
Ingersoll Rand, Inc.	287,559	$ 24,755,954
Otis Worldwide Corp.	56,500	4,826,230
Parker-Hannifin Corp.	32,648	30,553,305
Westinghouse Air Brake Technologies Corp.	109,778	25,264,309
		$ 85,399,798
Metals & Mining — 1.2%
Steel Dynamics, Inc.	73,397	$ 13,179,899
		$ 13,179,899
Multi-Utilities — 2.6%
CMS Energy Corp.	71,743	$ 5,128,907
Sempra	273,870	23,829,429
		$ 28,958,336
Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp.	248,950	$ 44,039,255
EOG Resources, Inc.	51,427	5,766,510
EQT Corp.	129,570	7,480,076
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66	49,190	$ 7,061,716
Williams Cos., Inc.	170,886	11,493,792
		$ 75,841,349
Pharmaceuticals — 3.6%
Eli Lilly & Co.	14,117	$ 14,641,446
Merck & Co., Inc.	124,185	13,693,880
Zoetis, Inc.	101,295	12,643,642
		$ 40,978,968
Residential REITs — 0.8%
AvalonBay Communities, Inc.	47,915	$ 8,513,058
		$ 8,513,058
Semiconductors & Semiconductor Equipment — 8.2%
Intel Corp.(1)	409,795	$ 19,043,174
Microchip Technology, Inc.	166,013	12,603,707
Micron Technology, Inc.	125,552	52,089,014
QUALCOMM, Inc.	56,245	8,526,179
		$ 92,262,074
Software — 1.5%
Oracle Corp.	45,804	$ 7,538,422
Salesforce, Inc.	43,136	9,157,342
		$ 16,695,764
Specialty Retail — 4.3%
Home Depot, Inc.	81,060	$ 30,364,265
Lowe's Cos., Inc.	21,079	5,629,358
Ross Stores, Inc.	63,323	11,945,884
		$ 47,939,507
Total Common Stocks (identified cost $469,034,116)		$1,122,572,216

Tax-Managed Value Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(2)	739,694	$ 739,694
Total Short-Term Investments (identified cost $739,694)		$ 739,694
Total Investments — 100.0% (identified cost $469,773,810)		$1,123,311,910
Other Assets, Less Liabilities — 0.0%†		$ 305,588
Net Assets — 100.0%		$1,123,617,498
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Portfolio did not have any open derivative instruments at January 31, 2026.
Affiliated Investments
At January 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $739,694, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,103,021	$36,588,955	$(36,952,282)	$ —	$ —	$739,694	$21,472	739,694
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 78,603,314	$ —	$ —	$ 78,603,314
Consumer Discretionary	105,404,773	—	—	105,404,773
Consumer Staples	40,713,085	8,588,386	—	49,301,471
Energy	84,284,530	—	—	84,284,530

Tax-Managed Value Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Financials	$ 241,638,006	$ —	$ —	$ 241,638,006
Health Care	145,228,355	—	—	145,228,355
Industrials	170,921,637	—	—	170,921,637
Information Technology	123,959,251	—	—	123,959,251
Materials	55,700,763	—	—	55,700,763
Real Estate	8,513,058	—	—	8,513,058
Utilities	59,017,058	—	—	59,017,058
Total Common Stocks	$1,113,983,830	$8,588,386*	$ —	$1,122,572,216
Short-Term Investments	$ 739,694	$ —	$ —	$ 739,694
Total Investments	$1,114,723,524	$8,588,386	$ —	$1,123,311,910
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.